Net Income Per Share (Tables)	12 Months Ended
Nov. 03, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Fiscal Year
	2019	2018	2017

	(In millions, except per share data)
Numerator:
Income from continuing operations	$2,736	$12,629	$1,790
Less: Dividends on preferred stock	29	—	—
Income from continuing operations attributable to noncontrolling interest	—	352	92
Income from continuing operations attributable to common stock	2,707	12,277	1,698

Loss from discontinued operations, net of income taxes	(12)	(19)	(6)
Less: Loss from discontinued operations, net of income taxes, attributable to noncontrolling interest	—	(1)	—
Loss from discontinued operations, net of income taxes, attributable to common stock	(12)	(18)	(6)

Net income attributable to common stock	$2,695	$12,259	$1,692

Denominator:
Weighted-average shares outstanding - basic	398	418	405
Dilutive effect of equity awards	21	13	16
Weighted-average shares outstanding - diluted	419	431	421

Basic income per share attributable to common stock:
Income per share from continuing operations	$6.80	$29.37	$4.19
Loss per share from discontinued operations	(0.03)	(0.04)	(0.01)
Net income per share	$6.77	$29.33	$4.18

Diluted income per share attributable to common stock:
Income per share from continuing operations	$6.46	$28.48	$4.03
Loss per share from discontinued operations	(0.03)	(0.04)	(0.01)
Net income per share	$6.43	$28.44	$4.02

Potentially dilutive shares excluded from the calculation of diluted income per share because their effect would have been antidilutive:
Preferred Stock (a)	1	—	—
LP Units (b)	—	9	22

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(a) Represents common stock shares issuable upon the conversion of Mandatory Convertible Preferred Stock, as defined in Note 10. “Stockholders’ Equity.”
(b) Represents common stock shares issuable upon the exchange of LP Units prior to the effective time of the Mandatory Exchange (refer to Note 10. “Stockholders’ Equity” for additional information).